UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha,   NE 68137

(Address of principal executive offices)

(Zip code)

James Ash

             Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

4/30

Date of reporting period:   7/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Toews Hedged Emerging Markets Fund
Portfolio of Investments
July 31, 2012 (Unaudited)

Par Value		Market Value

	BONDS & NOTES - 25.9%
	COMMERCIAL SERVICES- 4.5%
$ 375,000	Allen Temple African Methodist Episcopal Church, 0.38%, 7/1/22	$ 375,000

	HEALTHCARE - SERVICES - 18.5%
960,000	Kingston Care Center of Fort Wayne LLC, 0.33%, 7/1/27	960,000
602,000	Spartan Medical Facility LP, 0.38%, 12/1/26	602,000
		1,562,000
	REAL ESTATE - 2.9%
245,000	Consolidated Equities LLC, 0.38%, 12/1/2025	245,000

	TOTAL BONDS & NOTES (Cost - $2,182,000)	2,182,000

	TOTAL INVESTMENTS - 25.9%
	(Cost - $2,182,000)(a)	$ 2,182,000
	OTHER ASSETS IN EXCESS OF OTHER LIABILITIES - 74.1%	6,244,214
	NET ASSETS - 100.0%	$ 8,426,214

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same.

Toews Hedged Growth Allocation Fund
Portfolio of Investments
July 31, 2012 (Unaudited)

Shares		Market Value
	MUTUAL FUNDS - 22.1%
	DEBT FUNDS - 22.1%
176,393	PIMCO High Yield Fund	$ 1,656,326
76,578	Principal High Yield Fund - Institutional Class	588,122
53,825	Principal High Yield Fund I - Institutional Class	593,694
105,151	Prudential High Yield Fund, Inc	585,694
60,525	RidgeWorth SEIX High Yield Bond Fund	593,149
78,791	SEI Institutional Managed Trust - High Yield Bond Fund	588,565
	TOTAL MUTUAL FUNDS (Cost - $4,476,492)	4,605,550

	EXCHANGE TRADED FUNDS - 0.7%
	DEBT FUNDS - 0.7%
800	iShares iBoxx $ High Yield Corporate Bond Fund	73,360
2,000	SPDR Barclays Capital High Yield Bond ETF	79,760
	TOTAL EXCHANGE TRADED FUNDS (Cost - $148,452)	153,120

Par Value	BONDS & NOTES - 26.8%
	COMMERCIAL SERVICES - 9.7%
$ 326,000	Cincinnati Bar Association, 0.38%, 8/1/21	326,000
290,000	Science & Technology Campus Corp., 0.38%, 11/1/20	290,000
1,405,000	St. Ursula Villa of Cincinnati, Inc., 0.38%, 9/1/24	1,405,000
		2,021,000
	DIVERSIFIED FINANCIAL SERVICES - 9.5%
1,295,250	Harlan Development Co. LLC/Scott Pet Products, Inc., 0.33%, 12/1/44	1,295,250
198,000	Kalamazoo Funding Co. LLC, 0.33%, 12/15/26	198,000
165,000	Kalamazoo Funding Co. LLC, 0.33%, 12/15/26	165,000
326,000	Tice Family LLC, 0.38%, 12/1/2035	326,000
		1,984,250
	MUNICIPAL - 7.6%
585,000	County of Boyd KY, 0.30%, 10/1/15	585,000
1,000,000	Will-Kankakee Regional Development Authority, 0.30% 8/1/36	1,000,000
		1,585,000

	TOTAL BONDS & NOTES (Cost - $5,590,250)	5,590,250

	TOTAL INVESTMENTS - 50.0% (Cost - $10,215,194)(a)	$ 10,348,920
	OTHER ASSETS IN EXCESS OF OTHER LIABILITIES - 50.0%	10,518,963
	NET ASSETS - 100.0%	$ 20,867,883

Number of Contracts		Unrealized Appreciation/(Depreciation)
	FUTURES CONTRACTS
90	MSCI EAFE Index maturing September 2012	$ 49,829
5	NASDAQ 100 maturing September 2012	19,867
40	Russell Mini maturing September 2012	(60,017)
9	S&P 500 maturing September 2012	68,100
34	S&P Midcap 400 E-Mini maturing September 2012	(3,185)
	TOTAL FUTURES CONTRACTS	$ 74,594
	(Underlying Face Amount at Value $17,151,440)

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:		$ 133,726
Unrealized depreciation:		-
Net unrealized appreciation:		$ 133,726

Toews Hedged High Yield Bond Fund
Portfolio of Investments
July 31, 2012 (Unaudited)

Shares		Market Value

	MUTUAL FUNDS - 87.4%
	DEBT FUNDS - 87.4%
1,750,412	PIMCO High Yield Fund - Institutional Class	$ 16,436,372
812,372	Principal High Yield Fund - Institutional Class	6,239,017
568,367	Principal High Yield Fund I - Institutional Class	6,269,092
1,114,124	Prudential High Yield Fund Inc. - Class Z	6,205,673
637,710	RidgeWorth SEIX High Yield Bond Fund - Institutional Class	6,249,557
831,106	SEI Institutional Managed Trust - High Yield Bond Fund - Class A	6,208,365
	TOTAL MUTUAL FUNDS (Cost - $46,272,610)	47,608,076

	EXCHANGE TRADED FUNDS - 12.8%
	DEBT FUNDS - 12.8%
38,400	iShares iBoxx $ High Yield Corporate Bond Fund	3,521,280
86,700	SPDR Barclays Capital High Yield Bond ETF	3,457,596
	TOTAL EXCHANGE TRADED FUNDS (Cost - $6,879,096)	6,978,876

	SHORT TERM INVESTMENTS - 0.1%
55,860	Fidelity Institutional Money Market Funds - Money Market Portfolio	55,860
	TOTAL SHORT TERM INVESTMENTS (Cost - $55,860)	55,860

	TOTAL INVESTMENTS - 100.3% (Cost - $53,207,566)(a)	$ 54,642,812
	OTHER LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3) %	(168,696)
	NET ASSETS - 100.0%	$ 54,474,116

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:		$ 1,435,246
Unrealized depreciation:		-
Net unrealized appreciation:		$ 1,435,246

Toews Hedged International Developed Markets Fund
Portfolio of Investments
July 31, 2012 (Unaudited)

Par Value		Market Value

	BONDS & NOTES - 23.2%
	BUILDING MATERIALS - 2.1%
$ 730,000	Schulte Corp., 0.33%, 9/1/24	$ 730,000

	DIVERSIFIED FINANCIAL SERVICES - 2.8%
912,000	RDV Finance LLC, 0.33%, 3/1/40	912,000
60,000	Reynolds Road Fitness Center, Inc., 0.38%, 1/1/19	60,000
		972,000
	FOOD - 1.2%
398,000	Forward Corp., 0.33%, 12/1/30	398,000

	MACHINERY - DIVERSIFIED - 3.0%
1,025,000	O.E. Meyer Co., 0.38%, 12/1/13	1,025,000

	MUNICIPAL - 7.7%
930,000	Genesee County Economic Development Corp./MI, 0.28%, 4/1/30	930,000
1,750,000	Michigan Finance Authority. 0.27%, 12/1/32	1,750,000
		2,680,000
	STORAGE/WAREHOUSING - 6.4%
2,220,000	Security Self Storage, Inc., 0.38%, 5/1/35	2,220,000

	TOTAL BONDS & NOTES (Cost - $8,025,000)	8,025,000

	TOTAL INVESTMENTS - 23.2% (Cost - $8,025,000)(a)	$ 8,025,000
	OTHER ASSETS IN EXCESS OF OTHER LIABILITIES - 76.8%	26,648,552
	NET ASSETS - 100.0%	$ 34,673,552

Number of Contracts		Unrealized Appreciation
	FUTURES CONTRACTS
500	MSCI EAFE Index maturing September 2012	$ 288,380
	(Underlying Face Amount at Value $35,615,000)

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same.

Toews Hedged Large Cap Fund
Portfolio of Investments
July 31, 2012 (Unaudited)

Par Value		Market Value

	BONDS & NOTES - 25.6%
	COMMERCIAL SERVICES- 1.0%
$ 370,000	Light of the World Christian Church Inc., 0.38%, 7/1/22	$ 370,000

	DIVERSIFIED FINANCIAL SERVICES - 1.3%
175,000	Four Flags Properties, Inc., 0.38%, 10/1/28	175,000
139,000	Main Street Properties, 0.38%, 2/1/24	139,000
140,000	Tile Shop of Michigan LLC, 0.38%, 4/1/28	140,000
		454,000
	FOREST PRODUCTS & PAPER - 1.7%
600,000	Envelope Printery, Inc., 0.38%, 3/1/27	600,000

	HEALTHCARE - SERVICES - 1.1%
285,000	MHRC LLC, 0.33%, 4/1/34	285,000
85,000	New Lexington Clinic PSC, 0.38%, 12/1/27	85,000
		370,000
	MUNICIPAL - 19.4%
4,700,000	City of Oak Forest IL, 0.26%, 7/1/24	4,700,000
315,000	County of Franklin OH, 0.30% 4/1/22	315,000
415,000	County of Greenup KY, 0.30%, 12/1/18	415,000
430,000	Highland County Joint Township Hospital District, 0.30%, 8/1/24	430,000
900,000	Jackson County Economic Development Corp., 0.26%, 12/1/14	900,000
		6,760,000
	REAL ESTATE - 1.1%
370,000	L3 Corp., 0.38%, 11/1/17	370,000

	TOTAL BONDS & NOTES (Cost $8,924,000)	8,924,000

	TOTAL INVESTMENTS - 25.6% (Cost - $8,924,000)(a)	$ 8,924,000
	OTHER ASSETS IN EXCESS OF OTHER LIABILITIES - 74.4%	25,875,655
	NET ASSETS - 100.0%	$ 34,799,655

Number of Contracts		Unrealized Appreciation
	FUTURES CONTRACTS
41	NASDAQ 100 maturing September 2012	$ 163,683
72	S&P 500 maturing September 2012	537,175
	TOTAL FUTURES CONTRACTS	$ 700,858
	(Underlying Face Amount at Value $35,552,450)

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same.

Toews Hedged Small & Mid Cap Fund
Portfolio of Investments
July 31, 2012 (Unaudited)

Par Value		Market Value

	BONDS & NOTES - 27.3%
	DIVERSIFIED FINANCIAL SERVICES - 2.4%
$ 700,000	Fornell Associates LLC, 0.38%, 7/1/23	$ 700,000
500,000	Willow Interests LLC, 0.38%, 4/1/25	500,000
		1,200,000
	MUNICIPAL - 24.9%
1,960,000	City of Bellevue OH, 0.30%, 8/1/33	1,960,000
895,000	County of Hamilton OH, 0.30%, 11/1/23	895,000
615,000	County of Hamilton OH, 0.30%, 11/1/20	615,000
670,000	Illinois Finance Authority, 0.35%, 9/1/17	670,000
1,530,000	Michigan Strategic Fund, 0.30%, 3/1/37	1,530,000
100,000	Michigan Strategic Fund, 0.35%, 10/1/25	100,000
6,420,000	South Carolina Jobs-Economic Development Authority, 0.26%, 2/1/28	6,420,000
		12,190,000

	TOTAL BONDS & NOTES (Cost $13,390,000)	13,390,000

	TOTAL INVESTMENTS - 27.3% (Cost - $13,390,000)(a)	$ 13,390,000
	ASSETS IN EXCESS OF OTHER LIABILITIES - 72.7%	35,586,033
	NET ASSETS - 100.0%	$ 48,976,033

Number of Contracts		Unrealized Depreciation
	FUTURES CONTRACTS
269	S&P Midcap 400 E-Mini maturing September 2012	$ (19,421)
321	Russell Mini maturing September 2012	(460,122)
	TOTAL FUTURES CONTRACTS	$ (479,543)
	(Underlying Face Amount at Value $50,434,000)

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same.

Toews Funds
PORTFOLIO OF INVESTMENTS
July 31, 2012 (Unaudited)

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.)

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2012 for the Funds assets and liabilities measured at fair value:

Toews Hedged Emerging Markets Fund
Assets	Level 1	Level 2	Level 3	Total
Bond & Notes	$ -	$ 2,182,000	$ -	$ 2,182,000
Total	$ -	$ 2,182,000	$ -	$ 2,182,000

Toews Hedged Growth Allocation Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 4,605,550	$ -	$ -	$ 4,605,550
Exchange Traded Funds	153,120	-	-	153,120
Bond & Notes	-	5,590,250		5,590,250
Derivative Instruments*	$ 74,594	-	-	$ 74,594
Total	$ 4,833,264	$ 5,590,250	$ -	$ 10,423,514

Toews Hedged High Yield Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 47,608,076	$ -	$ -	$ 47,608,076
Exchange Traded Funds	6,978,876	-	-	6,978,876
Short Term Investments	55,860			55,860
Total	$ 54,642,812	$ -	$ -	$ 54,642,812

Toews Hedged International Developed Markets Fund
Assets	Level 1	Level 2	Level 3	Total
Bond & Notes	$ -	$ 8,025,000	$ -	$ 8,025,000
Derivative Instruments*	$ 288,380	-	-	$ 288,380
Total	$ 288,380	$ 8,025,000	$ -	$ 8,313,380

Toews Hedged Large Cap Fund
Assets	Level 1	Level 2	Level 3	Total
Bond & Notes	$ -	$ 8,924,000	$ -	$ 8,924,000
Derivative Instruments*	$ 700,858	-	-	$ 700,858
Total	$ 700,858	$ 8,924,000	$ -	$ 9,624,858

Toews Hedged Small & Mid Cap Fund
Assets	Level 1	Level 2	Level 3	Total
Bond & Notes	$ -	$ 13,390,000	$ -	$ 13,390,000
Total	$ -	$ 13,390,000	$ -	$ 13,390,000
Liabilities
Derivative Instruments*	$ 479,543	-	-	$ 479,543
Total	$ 479,543		$ -	$ 479,543
* Derivative Instruments include cumulative unrealized gain or loss on futures contracts open at July 31, 2012.
The Funds did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/28/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date    9/28/12

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

9/28/12